Loans, Impaired Loans, and Allowance for Credit Losses	6 Months Ended
Apr. 30, 2026
Disclosure of Financial Instruments [Abstract]
Loans, Impaired Loans, and Allowance for Credit Losses
NOTE 6: LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES
(a) LOANS
The following table provides details regarding

the Bank’s loans as at April 30, 2026 and October

31, 2025.
Loans

(millions of Canadian dollars) As at
April 30, 2026 October 31, 2025
Residential mortgages $ 299,994 $ 315,063
Consumer instalment and other personal 274,675 259,033
Credit card 40,802 41,662
Business and government 357,237 345,943

972,708 961,701
Loans at FVOCI
1
393 288
Total loans 973,101 961,989
Total allowance for loan losses 8,419 8,689
Total loans, net of allowance $ 964,682 $ 953,300
Included in Financial assets at fair value through other comprehensive income on the Interim Consolidated Balance

Sheet.
Business and government loans and loans

at FVOCI are grouped together as reflected

below for presentation in the “Loans by

Risk Ratings” table.
Loans – Business and Government

(millions of Canadian dollars) As at
April 30, 2026 October 31, 2025
Loans at amortized cost $ 357,237 $ 345,943
Loans at FVOCI 1 393 288
Loans 357,630 346,231
Allowance for loan losses 3,577 3,847
Loans, net of allowance $ 354,053 $ 342,384
Included in Financial assets at fair value through other comprehensive income on the Interim Consolidated Balance

Sheet.
(b) CREDIT QUALITY OF LOANS
In the retail portfolio, including individuals and

small businesses, the Bank manages exposures

on a pooled basis, using predictive credit

scoring techniques. For
non-retail exposures, each borrower is assigned

a BRR that reflects the probability of default

(PD)

of the borrower using proprietary industry

and sector specific
risk models and expert judgment. Refer to

the shaded areas of the “Managing Risk”

section of the 2025 MD&A for further

details, including the mapping of PD
ranges to risk levels for retail exposures

as well as the Bank’s 21-point BRR scale

to risk levels and external ratings for non-retail

exposures.
The following table provides the gross carrying

amounts of loans and credit risk exposures

on loan commitments and financial guarantee

contracts by internal risk
rating for credit risk management purposes,

presenting separately those that are

subject to Stage 1, Stage 2, and Stage 3

allowances.
Loans by Risk Rating

(millions of Canadian dollars) As at
April 30, 2026 October 31, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential mortgages
1,2,3
Low Risk $ 203,804 $ 893 $ n/a $ 204,697 $ 221,168 $ 765 $ n/a $ 221,933
Normal Risk 69,586 9,952 n/a 79,538 70,217 8,391 n/a 78,608
Medium Risk 527 10,047 n/a 10,574 351 9,490 n/a 9,841
High Risk 374 3,786 344 4,504 3 3,700 391 4,094
Default n/a n/a 681 681 n/a n/a 587 587
Total loans 274,291 24,678 1,025 299,994 291,739 22,346 978 315,063
Allowance for loan losses 101 223 96 420 102 175 80 357
Loans, net of allowance 274,190 24,455 929 299,574 291,637 22,171 898 314,706
Consumer instalment and other personal 4

Low Risk 119,366 2,558 n/a 121,924 110,513 2,588 n/a 113,101
Normal Risk 84,273 16,071 n/a 100,344 75,881 19,812 n/a 95,693
Medium Risk 30,455 7,199 n/a 37,654 29,757 6,792 n/a 36,549
High Risk 6,045 7,571 475 14,091 5,407 7,209 448 13,064
Default n/a n/a 662 662 n/a n/a 626 626
Total loans 240,139 33,399 1,137 274,675 221,558 36,401 1,074 259,033
Allowance for loan losses 697 1,171 275 2,143 699 1,220 274 2,193
Loans, net of allowance 239,442 32,228 862 272,532 220,859 35,181 800 256,840
Credit card

Low Risk 6,372 4 n/a 6,376 8,011 4 n/a 8,015
Normal Risk 12,024 108 n/a 12,132 12,222 119 n/a 12,341
Medium Risk 13,264 899 n/a 14,163 12,780 902 n/a 13,682
High Risk 2,913 4,665 388 7,966 2,727 4,329 419 7,475
Default n/a n/a 165 165 n/a n/a 149 149
Total loans 34,573 5,676 553 40,802 35,740 5,354 568 41,662
Allowance for loan losses 738 1,093 448 2,279 743 1,089 460 2,292
Loans, net of allowance 33,835 4,583 105 38,523 34,997 4,265 108 39,370
Business and government 1,2,3,5

Investment grade or Low/Normal Risk 147,440 164 n/a 147,604 139,518 152 n/a 139,670
Non-investment grade or Medium Risk 180,474 12,222 n/a 192,696 173,836 13,289 n/a 187,125
Watch and classified or High Risk 670 14,094 112 14,876 538 16,098 77 16,713
Default n/a n/a 2,454 2,454 n/a n/a 2,723 2,723
Total loans 328,584 26,480 2,566 357,630 313,892 29,539 2,800 346,231
Allowance for loan losses 1,200 1,666 711 3,577 1,195 1,878 774 3,847
Loans, net of allowance 327,384 24,814 1,855 354,053 312,697 27,661 2,026 342,384
Total loans 877,587 90,233 5,281 973,101 862,929 93,640 5,420 961,989
Total allowance for loan losses 2,736 4,153 1,530 8,419 2,739 4,362 1,588 8,689
Total loans, net of allowance $ 874,851 $ 86,080 $ 3,751 $ 964,682 $ 860,190 $ 89,278 $ 3,832 $ 953,300
Includes impaired loans with a balance of $ 230

million (October 31, 2025 – $
273

million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.
Excludes trading loans and non-trading loans at fair value through profit or loss (FVTPL) with a fair value of $ 31 billion (October 31, 2025 – $
30

billion) and $
0.8

billion (October 31, 2025
– $ 0.3

billion), respectively.
Includes insured mortgages of $ 67

billion (October 31, 2025 – $
69

billion).
4

Includes Canadian government-insured real estate personal loans of $
5

billion (October 31, 2025 – $
5

billion).
Includes loans guaranteed by government agencies of $ 24

billion (October 31, 2025 – $
24

billion), which are primarily reported in Non-investment grade or a lower risk rating based on the borrowers’ credit risk.
Loans by Risk Rating (Continued)

– Off-Balance Sheet Credit Instruments
1

(millions of Canadian dollars) As at
April 30, 2026 October 31, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Retail Exposures
2

Low Risk $ 305,100 $ 1,331 $ n/a $ 306,431 $ 318,759 $ 1,464 $ n/a $ 320,223
Normal Risk 71,565 1,227 n/a 72,792 62,564 1,147 n/a 63,711
Medium Risk 17,272 1,155 n/a 18,427 16,381 1,295 n/a 17,676
High Risk 1,422 1,203 – 2,625 1,282 1,092 – 2,374
Default n/a n/a – – n/a n/a – –
Non-Retail Exposures 3
Investment grade 326,904 – n/a 326,904 319,274 – n/a 319,274
Non-investment grade 104,133 5,558 n/a 109,691 103,936 5,710 n/a 109,646
Watch and classified 756 4,198 – 4,954 150 4,905 – 5,055
Default n/a n/a 274 274 n/a n/a 343 343
Total off-balance sheet credit
instruments 827,152 14,672 274 842,098 822,346 15,613 343 838,302
Allowance for off-balance sheet credit

instruments 472 553 5 1,030 470 566 16 1,052
Total off-balance sheet credit
instruments, net of allowance $ 826,680 $ 14,119 $ 269 $ 841,068 $ 821,876 $ 15,047 $ 327 $ 837,250
Excludes mortgage commitments.
2

Includes $
397

billion (October 31, 2025 – $
401

billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3

Includes $
68

billion (October 31, 2025 – $
67

billion) of the undrawn component of uncommitted credit and liquidity facilities.
(c) ALLOWANCE FOR CREDIT LOSSES
The following table provides details on

the Bank’s allowance for credit losses as at and

for the three and six months ended April 30,

2026

and April 30,

2025,
including allowance for off-balance sheet instruments

in the applicable categories.
Allowance for Credit Losses
(millions of Canadian dollars) Foreign Foreign

exchange,

exchange,

Balance at
Provision

Write-offs, disposals, Balance Balance at
Provision

Write-offs, disposals, Balance
beginning for credit net of and other at end of beginning for credit net of and other at end of of period losses recoveries adjustments period of period losses recoveries adjustments period

For the three months ended
April 30, 2026 April 30, 2025
Residential mortgages $ 383 $ 38 $ (1) $ – $ 420 $ 368 $ (14) $ – $ (6) $ 348
Consumer instalment and other
personal 2,207 327 (318) (1) 2,215 2,189 380 (307) (41) 2,221
Credit card 2,796 396 (411) 2 2,783 2,797 451 (435) (97) 2,716
Business and government 4,211 239 (394) (25) 4,031 4,240 523 (360) (104) 4,299
Total allowance for loan losses,
including off-balance sheet
instruments 9,597 1,000 (1,124) (24) 9,449 9,594 1,340 (1,102) (248) 9,584
Debt securities at amortized cost 2 – – – 2 3 – – – 3
Debt securities at FVOCI 2 1 – – 3 1 1 – – 2
Total allowance for credit
losses on debt securities 4 1 – – 5 4 1 – – 5
Total allowance for credit losses $ 9,601 $ 1,001 $ (1,124) $ (24) $ 9,454 $ 9,598 $ 1,341 $ (1,102) $ (248) $ 9,589
Comprising:
Allowance for credit losses on
loans at amortized cost $ 8,566

$ 8,419 $ 8,654

$ 8,613
Allowance for credit losses on
loans at FVOCI 1 – 1 –
Allowance for loan losses 8,567 8,419 8,655 8,613
Allowance for off-balance sheet
instruments 1,030 1,030 939 971

Allowance for credit losses on

debt securities 4 5 4 5
For the six months ended
April 30, 2026 April 30, 2025
Residential mortgages $ 357 $ 69 $ (4) $ (2) $ 420 $ 365 $ (15) $ (1) $ (1) $ 348
Consumer instalment and other
personal 2,273 628 (661) (25) 2,215 2,133 736 (641) (7) 2,221
Credit card 2,790 879 (831) (55) 2,783 2,699 901 (871) (13) 2,716
Business and government 4,321 463 (630) (123) 4,031 3,940 930 (546) (25) 4,299
Total allowance for loan losses,
including off-balance sheet
instruments 9,741 2,039 (2,126) (205) 9,449 9,137 2,552 (2,059) (46) 9,584
Debt securities at amortized cost 2 – – – 2 3 – – – 3
Debt securities at FVOCI 2 1 – – 3 1 1 – – 2
Total allowance for credit
losses on debt securities 4 1 – – 5 4 1 – – 5
Total allowance for credit losses $ 9,745 $ 2,040 $ (2,126) $ (205) $ 9,454 $ 9,141 $ 2,553 $ (2,059) $ (46) $ 9,589
Comprising:
Allowance for credit losses on
loans at amortized cost $ 8,689

$ 8,419 $ 8,094

$ 8,613
Allowance for credit losses on
loans at FVOCI – – – –
Allowance for loan losses 8,689 8,419 8,094 8,613
Allowance for off-balance sheet
instruments 1,052 1,030 1,043 971

Allowance for credit losses on

debt securities 4 5 4 5
(d) ALLOWANCE FOR LOAN LOSSES BY STAGE
The following table provides details on

the Bank’s allowance for loan losses by stage as

at and for the three months ended April 30,

2026 and April 30, 2025.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the three months ended
April 30, 2026 April 30, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential Mortgages
Balance at beginning of period $ 103 $ 194 $ 86 $ 383 $ 114 $ 181 $ 73 $ 368
Provision for credit losses
Transfer to Stage 1 1 23 (21) (2) – 22 (20) (2) –
Transfer to Stage 2 (13) 21 (8) – (7) 17 (10) –
Transfer to Stage 3 – (10) 10 – – (8) 8 –
Net remeasurement due to transfers into stage 2 (5) 4 – (1) (5) 4 – (1)
New originations or purchases 3 5 n/a n/a 5 5 n/a n/a 5
Net repayments 4 (1) (1) – (2) (1) (1) – (2)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (1) (5) (9) (15) (5) (6) (7) (18)
Changes to risk, parameters, and models 6 (10) 41 20 51 (15) 8 9 2
Disposals – – – – – – – –
Write-offs – – (3) (3) – – (1) (1)
Recoveries – – 2 2 – – 1 1
Foreign exchange and other adjustments – – – – (2) (1) (3) (6)
Balance at end of period $ 101 $ 223 $ 96 $ 420 $ 106 $ 174 $ 68 $ 348
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 721 $ 1,211 $ 275 $ 2,207 $ 683 $ 1,224 $ 282 $ 2,189
Provision for credit losses
Transfer to Stage 1 1 186 (184) (2) – 139 (137) (2) –
Transfer to Stage 2 (65) 87 (22) – (60) 85 (25) –
Transfer to Stage 3 (3) (79) 82 – (2) (76) 78 –
Net remeasurement due to transfers into stage 2 (82) 72 3 (7) (61) 72 2 13
New originations or purchases 3 81 n/a n/a 81 76 n/a n/a 76
Net repayments 4 (23) (28) (4) (55) (20) (29) (4) (53)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (23) (26) (11) (60) (21) (27) (10) (58)
Changes to risk, parameters, and models 6 (72) 168 272 368 (46) 179 269 402
Disposals – – – – – – – –
Write-offs – – (401) (401) – – (399) (399)
Recoveries – – 83 83 – – 92 92
Foreign exchange and other adjustments – (1) – (1) (15) (21) (5) (41)
Balance, including off-balance sheet instruments,
at end of period 720 1,220 275 2,215 673 1,270 278 2,221
Less: Allowance for off-balance sheet instruments 7 23 49 – 72 24 52 – 76
Balance at end of period $ 697 $ 1,171 $ 275 $ 2,143 $ 649 $ 1,218 $ 278 $ 2,145
Credit Card 8
Balance, including off-balance sheet instruments,
at beginning of period $ 950 $ 1,395 $ 451 $ 2,796 $ 927 $ 1,372 $ 498 $ 2,797
Provision for credit losses
Transfer to Stage 1 1 252 (243) (9) – 235 (224) (11) –
Transfer to Stage 2 (92) 116 (24) – (82) 105 (23) –
Transfer to Stage 3 (7) (271) 278 – (6) (286) 292 –
Net remeasurement due to transfers into stage 2 (101) 128 7 34 (78) 113 6 41
New originations or purchases 3 48 n/a n/a 48 38 n/a n/a 38
Net repayments 4 (10) (3) 17 4 (12) (1) 20 7
Derecognition of financial assets (excluding
disposals and write-offs) 5 (12) (27) (106) (145) (9) (21) (104) (134)
Changes to risk, parameters, and models 6 (87) 298 244 455 (28) 302 225 499
Disposals – – – – – – – –
Write-offs – – (529) (529) – – (532) (532)
Recoveries – – 118 118 – – 97 97
Foreign exchange and other adjustments – 1 1 2 (32) (46) (19) (97)
Balance, including off-balance sheet instruments,
at end of period 941 1,394 448 2,783 953 1,314 449 2,716
Less: Allowance for off-balance sheet instruments 7 203 301 – 504 210 289 – 499
Balance at end of period $ 738 $ 1,093 $ 448 $ 2,279 $ 743 $ 1,025 $ 449 $ 2,217
Transfers represent stage transfer movements prior to ECL remeasurement.

2

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2025

Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

3

Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
4

Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

5

Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
6

Represents the changes in the allowance related to current period changes in risk (e.g.,

PD) caused by changes to macroeconomic factors, level of risk, parameters,

and/or models,
subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information

”

and “Expert Credit Judgment”

sections of Note 2 and Note 3 of the
Bank’s 2025 Annual Consolidated Financial Statements for further details.

7

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
8

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2025 Annual
Consolidated Financial Statements for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the three months ended
April 30, 2026 April 30, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Business and Government
Balance, including off-balance sheet instruments,
at beginning of period $ 1,418 $ 1,905 $ 888 $ 4,211 $ 1,272 $ 1,997 $ 971 $ 4,240
Provision for credit losses
Transfer to Stage 1
1
81 (81) – – 66 (63) (3) –
Transfer to Stage 2 (145) 148 (3) – (161) 176 (15) –
Transfer to Stage 3 (2) (62) 64 – (1) (72) 73 –
Net remeasurement due to transfers into stage
1
(28) 34 2 8 (18) 45 – 27
New originations or purchases
1
376 n/a n/a 376 314 n/a n/a 314
Net repayments
1
– (46) (42) (88) (2) (5) (76) (83)
Derecognition of financial assets (excluding
disposals and write-offs)
1
(205) (194) (186) (585) (160) (199) (46) (405)
Changes to risk, parameters, and models
1
(43) 169 402 528 57 311 302 670
Disposals – – (5) (5) – – – –
Write-offs – – (407) (407) – – (383) (383)
Recoveries – – 13 13 – – 23 23
Foreign exchange and other adjustments (6) (4) (10) (20) (39) (56) (9) (104)
Balance, including off-balance sheet instruments,
at end of period 1,446 1,869 716 4,031 1,328 2,134 837 4,299
Less: Allowance for off-balance sheet instruments
2
246 203 5 454 181 211 4 396
Balance at end of period 1,200 1,666 711 3,577 1,147 1,923 833 3,903
Total Allowance, including

off-balance sheet

instruments, at end of period 3,208 4,706 1,535 9,449 3,060 4,892 1,632 9,584
Less: Total Allowance for

off-balance sheet

instruments 2 472 553 5 1,030 415 552 4 971
Total Allowance for Loan Losses

at end of period
$ 2,736 $ 4,153 $ 1,530 $ 8,419 $ 2,645 $ 4,340 $ 1,628 $ 8,613
For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
2

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
The following table provides details on

the Bank’s allowance for loan losses by stage as

at and for the six months ended April 30, 2026

and April 30, 2025.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the six months ended
April 30, 2026 April 30, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential Mortgages
Balance at beginning of period $ 102 $ 175 $ 80 $ 357 $ 116 $ 189 $ 60 $ 365
Provision for credit losses
Transfer to Stage 1 1 47 (44) (3) – 57 (54) (3) –
Transfer to Stage 2 (21) 36 (15) – (13) 28 (15) –
Transfer to Stage 3 – (20) 20 – – (19) 19 –
Net remeasurement due to transfers into stage 2 (11) 9 – (2) (12) 8 – (4)
New originations or purchases 3 11 n/a n/a 11 12 n/a n/a 12
Net repayments 4 (2) (2) – (4) (2) (2) – (4)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (2) (10) (18) (30) (9) (10) (13) (32)
Changes to risk, parameters, and models 6 (22) 79 37 94 (43) 34 22 13
Disposals – – – – – – – –
Write-offs – – (7) (7) – – (2) (2)
Recoveries – – 3 3 – – 1 1
Foreign exchange and other adjustments (1) – (1) (2) – – (1) (1)
Balance at end of period $ 101 $ 223 $ 96 $ 420 $ 106 $ 174 $ 68 $ 348
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 724 $ 1,275 $ 274 $ 2,273 $ 696 $ 1,175 $ 262 $ 2,133
Provision for credit losses
Transfer to Stage 1 1 388 (385) (3) – 324 (321) (3) –
Transfer to Stage 2 (125) 167 (42) – (124) 172 (48) –
Transfer to Stage 3 (6) (157) 163 – (5) (149) 154 –
Net remeasurement due to transfers into stage 2 (166) 142 6 (18) (143) 148 4 9
New originations or purchases 3 173 n/a n/a 173 160 n/a n/a 160
Net repayments 4 (46) (54) (9) (109) (42) (54) (8) (104)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (45) (55) (24) (124) (42) (57) (20) (119)
Changes to risk, parameters, and models 6 (168) 300 574 706 (148) 360 578 790
Disposals – – – – – – – –
Write-offs – – (822) (822) – – (811) (811)
Recoveries – – 161 161 – – 170 170
Foreign exchange and other adjustments (9) (13) (3) (25) (3) (4) – (7)
Balance, including off-balance sheet instruments,
at end of period 720 1,220 275 2,215 673 1,270 278 2,221
Less: Allowance for off-balance sheet instruments 7 23 49 – 72 24 52 – 76
Balance at end of period $ 697 $ 1,171 $ 275 $ 2,143 $ 649 $ 1,218 $ 278 $ 2,145
Credit Card 8
Balance, including off-balance sheet instruments,
at beginning of period $ 944 $ 1,386 $ 460 $ 2,790 $ 947 $ 1,374 $ 378 $ 2,699
Provision for credit losses
Transfer to Stage 1 1 533 (514) (19) – 720 (698) (22) –
Transfer to Stage 2 (183) 232 (49) – (168) 212 (44) –
Transfer to Stage 3 (16) (544) 560 – (11) (528) 539 –
Net remeasurement due to transfers into stage 2 (210) 250 16 56 (300) 225 13 (62)
New originations or purchases 3 96 n/a n/a 96 74 n/a n/a 74
Net repayments 4 5 – 34 39 6 3 38 47
Derecognition of financial assets (excluding
disposals and write-offs) 5 (23) (56) (223) (302) (36) (43) (179) (258)
Changes to risk, parameters, and models 6 (185) 663 512 990 (275) 775 600 1,100
Disposals – – – – – – – –
Write-offs – – (1,058) (1,058) – – (1,061) (1,061)
Recoveries – – 227 227 – – 190 190
Foreign exchange and other adjustments (20) (23) (12) (55) (4) (6) (3) (13)
Balance, including off-balance sheet instruments,
at end of period 941 1,394 448 2,783 953 1,314 449 2,716
Less: Allowance for off-balance sheet instruments 7 203 301 – 504 210 289 – 499
Balance at end of period $ 738 $ 1,093 $ 448 $ 2,279 $ 743 $ 1,025 $ 449 $ 2,217
Transfers represent stage transfer movements prior to ECL remeasurement.

2

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2025

Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

3

Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
4

Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

5

Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
6

Represents the changes in the allowance related to current period changes in risk (e.g.,

PD) caused by changes to macroeconomic factors, level of risk, parameters,

and/or models,
subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information

”

and “Expert Credit Judgment”

sections of Note 2 and Note 3 of the
Bank’s 2025 Annual Consolidated Financial Statements for further details.

7

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
8

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2025 Annual
Consolidated Financial Statements for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the six months ended
April 30, 2026 April 30, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Business and Government
Balance, including off-balance sheet instruments,
at beginning of period $ 1,439 $ 2,092 $ 790 $ 4,321 $ 1,150 $ 1,937 $ 853 $ 3,940
Provision for credit losses
Transfer to Stage 1
1
174 (174) – – 154 (151) (3) –
Transfer to Stage 2 (283) 290 (7) – (314) 334 (20) –
Transfer to Stage 3 (4) (213) 217 – (4) (224) 228 –
Net remeasurement due to transfers into stage
1
(59) 79 1 21 (46) 103 1 58
New originations or purchases
1
795 n/a n/a 795 614 n/a n/a 614
Net repayments
1
7 (77) (144) (214) 15 (24) (86) (95)
Derecognition of financial assets (excluding
disposals and write-offs)
1
(472) (449) (288) (1,209) (329) (395) (122) (846)
Changes to risk, parameters, and models
1
(135) 364 841 1,070 86 561 552 1,199
Disposals – – (27) (27) – – (9) (9)
Write-offs – – (663) (663) – – (585) (585)
Recoveries – – 33 33 – – 39 39
Foreign exchange and other adjustments (16) (43) (37) (96) 2 (7) (11) (16)
Balance, including off-balance sheet instruments,
at end of period 1,446 1,869 716 4,031 1,328 2,134 837 4,299
Less: Allowance for off-balance sheet instruments
2
246 203 5 454 181 211 4 396
Balance at end of period 1,200 1,666 711 3,577 1,147 1,923 833 3,903
Total Allowance, including

off-balance sheet

instruments, at end of period 3,208 4,706 1,535 9,449 3,060 4,892 1,632 9,584
Less: Total Allowance for

off-balance sheet

instruments 2 472 553 5 1,030 415 552 4 971
Total Allowance for Loan Losses

at end of period
$ 2,736 $ 4,153 $ 1,530 $ 8,419 $ 2,645 $ 4,340 $ 1,628 $ 8,613
For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
2

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
The allowance for credit losses on all remaining

financial assets is not significant.
(e)

FORWARD-LOOKING INFORMATION
Relevant macroeconomic factors are incorporated

in risk parameters as appropriate. Additional

risk factors that are industry or segment

specific are also
incorporated, where relevant. The key macroeconomic

variables used in determining ECLs include

regional unemployment rates for all retail exposures

and
regional housing price indices for residential

mortgages and home equity lines of credit.

For business and government loans,

the key macroeconomic variables
include gross domestic product (GDP), unemployment

rates, interest rates, and credit spreads.

Refer to Note 3 of the Bank’s 2025 Annual

Consolidated Financial
Statements for a discussion of how forward-looking

information is generated and considered

in determining whether there has been a

significant increase in credit
risk and in measuring ECLs.
Macroeconomic Variables
Select macroeconomic variables are projected

over the forecast period.
The following table sets out average values

of the macroeconomic variables over

the four
calendar quarters starting with the current

quarter, and the remaining 4-year forecast period for the base forecast and upside and downside scenarios

used in
determining the Bank’s ECLs as at April 30, 2026.

As the forecast period increases, information

about the future becomes less readily

available and projections
are anchored on assumptions around structural

relationships between economic parameters

that are inherently much less certain.

The ongoing conflict in the
Middle East and resulting energy shock poses

a new headwind for the economic outlook

which comes on top of still-elevated trade

uncertainty. Accordingly, our
baseline forecast reflects some tempering

in economic growth and upward adjustment

to unemployment rates. Any further escalation

in trade tensions or a more
prolonged Middle East conflict that results in

persistently elevated energy prices would

pose a further downside risk to the economic

outlook. However, the Bank’s
Canadian and U.S. downside scenarios reflect

a recession and help capture these risks

accordingly through its allowance process.
Macroeconomic Variables
As at
April 30, 2026
Base Forecast Upside Scenario Downside Scenario
Average Remaining Average Remaining Average Remaining
Q2 2026- 4-year Q2 2026- 4-year Q2 2026- 4-year
Q1 2027 1 period 1 Q1 2027 1 period 1 Q1 2027 1 period 1

Unemployment rate
Canada 6.6% 6.0% 6.1% 5.6% 7.6% 7.2%
United States 4.3 4.0 4.1 3.8 5.5 5.4
Real GDP
Canada 1.3 1.8 1.7 1.9 (0.7) 2.1
United States 2.3 2.0 2.6 2.4 (0.2) 2.5
Home prices
Canada (average existing price) 2 – 3.7 2.4 4.3 (6.3) 3.0
United States (CoreLogic HPI)
3
2.8 3.5 3.2 4.1 (6.1) 4.4
Central bank policy interest rate
Canada 2.25 2.25 2.50 2.50 1.13 1.42
United States 3.44 3.25 3.75 3.75 2.06 2.30
U.S. 10-year treasury yield 4.16 4.10 4.47 4.57 3.67 3.68
U.S. 10-year BBB spread (%-pts) 1.38 1.60 1.18 1.52 2.21 1.90
Exchange rate (U.S. dollar/Canadian dollar) $ 0.74 $ 0.75 $ 0.75 $ 0.76 $ 0.69 $ 0.71
The numbers represent average values for the quoted periods and average of year-on-year growth for real GDP and home prices.
2
The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3
The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.
(f)

SENSITIVITY OF ALLOWANCE FOR CREDIT LOSSES
ECLs are sensitive to the inputs used in internally

developed models, the macroeconomic

variables in the forward-looking forecasts and

respective probability
weightings in determining the probability-weighted

ECLs, and other factors considered when

applying expert credit judgment. Changes

in these inputs,
assumptions, models, and judgments would

affect the assessment of significant increase in

credit risk and the measurement of ECLs.
The following table presents the base ECL

scenario compared to the probability-weighted ECLs,

with the latter derived from three ECL

scenarios for performing
loans and off-balance sheet instruments. The difference

reflects the impact of deriving multiple

scenarios around the base ECLs and resultant

change in ECLs due
to non-linearity and sensitivity to using

macroeconomic forecasts.
Change from Base to Probability-Weighted

ECLs
(millions of Canadian dollars, except

as noted)
As at
April 30, 2026 October 31, 2025
Probability-weighted ECLs $ 7,914 $ 8,137
Base ECLs 7,375 7,737
Difference – in amount $ 539 $ 400
Difference – in percentage 7.3% 5.2%
ECLs for performing loans and off-balance sheet instruments

consist of an aggregate amount of Stage 1 and

Stage 2 probability-weighted ECLs

which are twelve-
month ECLs and lifetime ECLs, respectively. Transfers from Stage 1 to Stage

2 ECLs result from a significant increase

in credit risk since initial recognition.
The
following table shows the estimated impact

of staging on ECLs by presenting all performing

loans and off-balance sheet instruments calculated

using twelve-month
ECLs compared to the current aggregate probability-weighted

ECLs, holding all risk profiles constant.
Incremental Lifetime ECLs Impact
(millions of Canadian dollars)

As at
April 30, 2026 October 31, 2025
Probability-weighted ECLs $ 7,914 $ 8,137
All performing loans and off-balance sheet instruments

using 12-month ECLs
6,232 6,435
Incremental lifetime ECLs impact $ 1,682 $ 1,702
(g)

FORECLOSED ASSETS
Foreclosed assets are repossessed non-financial

assets where the Bank gains title, ownership,

or possession of individual properties,

such as real estate
properties, which are managed for sale in an

orderly manner with the proceeds used

to reduce or repay any outstanding debt.

The Bank does not generally occupy
foreclosed properties for its business use.

The Bank predominantly relies on third-party

appraisals to determine the carrying value of

foreclosed assets.

Foreclosed
assets held for sale were $ 111

million as at April 30, 2026 (October 31, 2025

– $
101

million) and were recorded in Other assets

on the Interim Consolidated
Balance Sheet.
(h)

LOANS PAST DUE BUT NOT IMPAIRED
A loan is classified as past due when a borrower

has failed to make a payment by the

contractual due date.
The following table summarizes loans that are

past
due but not impaired.

Loans less than 31 days contractually past

due are excluded as they do not generally

reflect a borrower’s ability to meet

their payment
obligations.
Loans Past Due but not Impaired 1
(millions of Canadian dollars) As at
April 30, 2026 October 31, 2025

31-60 61-89 31-60 61-89

days days Total days days Total
Residential mortgages

$ 408 $ 178 $ 586 $ 407 $ 129 $ 536
Consumer instalment and other personal 855 295 1,150 930 301 1,231
Credit card 349 244 593 373 253 626
Business and government 186 134 320 247 85 332
Total

$ 1,798 $ 851 $ 2,649 $ 1,957 $ 768 $ 2,725
Includes loans that are measured at FVOCI.